Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income from Continuing Operations Before Income Taxes
Income from continuing operations before income taxes is summarized in the table below.

	Year Ended December 31,
	2017	2016	2015
	(in millions)
Domestic	$649	$608	$509
Foreign	222	196	130
Income from continuing operations before income taxes	$871	$804	$639

Components of Current and Deferred Portions of Provision for Income Taxes on Continuing Operations
The components of the Company’s current and deferred portions of the provision for income taxes on continuing operations are presented in the table below.

	Year Ended December 31,
	2017	2016	2015
	(in millions)
Current income tax provision:
Federal	$44	$88	$81
State and local	10	8	7
Foreign	56	48	26
Subtotal	110	144	114

Deferred income tax provision/(benefit):
Federal	(16)	25	9
State and local	6	2	7
Foreign	2	—	2
Subtotal	(8)	27	18
Total provision for income taxes	$102	$171	$132

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate on Continuing Operations
A reconciliation of the statutory federal income tax rate to the effective income tax rate on continuing operations of the Company is presented in the table below.

	Year Ended December 31,
	2017	2016	2015
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	2.0	2.0	2.0
Foreign income taxes	(6.7)	(3)	(7.1)
Manufacturing benefits	(1.4)	(2.2)	(2.2)
Research and experimentation and other tax credits	(4.1)	(4.6)	(6.5)
Resolution of tax contingencies	(0.4)	(3.1)	(1.4)
Tax deductible dividends	(0.9)	(1)	(1.2)
Equity compensation - excess income tax benefits	(2.3)	(2.1)	—
Goodwill impairment	—	—	1.9
Tax Reform	(9.1)	—	—
Other, net	(0.4)	0.3	0.2
Effective income tax rate on continuing operations	11.7%	21.3%	20.7%

Components of Net Deferred Tax Assets and Liabilities
The significant components of the Company’s net deferred tax assets and liabilities are presented in the table below.

	December 31,
	2017	2016
	(in millions)
Deferred tax assets:
Inventoried costs	$44	$53
Compensation and benefits	94	139
Pension and postretirement benefits	281	413
Loss carryforwards	12	19
Tax credit carryforwards	5	6
Other	57	87
Deferred tax assets	493	717
Less: valuation allowance	(10)	(12)
Deferred tax assets, net of valuation allowance	483	705
Deferred tax liabilities:
Goodwill and other intangible assets	$(514)	$(722)
Income recognition on contracts in process	(24)	(22)
Property, plant and equipment	(59)	(93)
Other	(41)	(55)
Deferred tax liabilities	(638)	(892)
Total deferred tax liabilities, net of valuation allowance	$(155)	$(187)

Classification of Deferred Tax Assets and Liabilities
The classification of the Company’s deferred tax assets and liabilities are presented in the table below.

	December 31,
	2017	2016
	(in millions)
Non-current deferred tax assets	$3	$2
Non-current deferred tax liabilities	(158)	(189)
Total net deferred tax liabilities	$(155)	$(187)

Summary of Loss and Tax Credit Carryforwards
The following table presents the Company’s loss and tax credit carryforwards at December 31, 2017 on a tax return basis. The Company has established a valuation allowance as indicated in those instances in which it does not believe that it is more likely than not it will generate sufficient taxable income, of the appropriate character and in the applicable subsidiary, to utilize the carryforwards.

	Year Ended December 31, 2017
	Carryforwards		Valuation Allowances
	Gross	Tax Effected	Gross	Tax Effected	Expiration Periods
	(in millions)
Federal net operating loss carryforwards	$29	$6	$(5)	$(1)	2026-2036
Foreign net operating loss carryforwards	12	3	(6)	(2)	Indefinite
State net operating loss carryforwards	160	3	(135)	(2)	2018-2037
Total loss carryforwards		$12		$(5)

State tax credit carryforwards	6	5	(5)	(4)	2018-2032
Total tax credit carryforwards		$5		$(4)

Reconciliation of Change in Unrecognized Income Tax Benefits, Excluding Interest and Penalties
At December 31, 2017, the total amount of unrecognized tax benefits was $178 million, $157 million of which would reduce the effective income tax rate, if recognized. A reconciliation of the change in unrecognized income tax benefits, excluding potential interest and penalties, is presented in the table below.

	2017	2016	2015
	(in millions)
Balance at January 1	$110	$124	$150
Additions for tax positions related to the current year	14	16	14
Additions for tax positions related to prior years	66	2	2
Reductions for tax positions related to prior years	(4)	(24)	(34)
Reductions for tax positions related to settlements with taxing authorities	—	(1)	(1)
Reduction for tax positions related to prior years as a result of a lapse of statute of limitations	(8)	(7)	(7)
Balance at December 31	$178	$110	$124